Derviative Financial Liabilities	6 Months Ended
Jun. 30, 2023
Derviative Financial Liabilities [Abstract]
DERVIATIVE FINANCIAL LIABILITIES

5. DERVIATIVE FINANCIAL LIABILITIES

Warrants

In 2020, the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (the “Private Warrants”).

No Public or Private Warrants (together, the “Warrants”) have been exercised or redeemed since issued.

Warrants are accounted for as derivative financial instruments (a financial liability), recognized at fair value, and included in derivative financial liabilities in the consolidated balance sheet. The estimated fair value of the Warrants is determined using the quoted market price. The fair value of the warrants recorded in the interim condensed consolidated balance sheet at June 30, 2023 was USD 10,548 thousand with changes in fair value of USD 543 thousand since December 31, 2022 recorded in Change in fair value of derivative financial liabilities in the interim condensed consolidated statement of income.

The Private Warrants are registered for resale on the Group’s registration statement on Form F-3 and are freely tradable into the public market if holders want to sell them.

The Public Warrants and Private Warrants broadly have similar terms. There are restrictions on the transfer of the Private Warrants. However, if they are transferred to an unrelated party, once a transfer is permitted, the terms change such that they are identical to those of a Public Warrant. Accordingly, the Private Warrants are valued using the price as deemed equivalent to the fair value of the Public Warrants listed on Nasdaq.

The Warrants lapse and expire after five years from the closing of the Business Combination between IGI and Tiberius.

The following table is a summary of the number of shares of IGI’s common stock issuable upon exercise of warrants outstanding at June 30, 2023:

	Number of shares	Exercise price (USD)	Redemption price (USD)	Expiration date	Classification	Loss in value for the period (USD ‘000)	Fair value at June 30, 2023 (USD ‘000)
Public warrants	12,750,000	11.5	18.0	March 17, 2025	Liability	(401)	7,796
Private warrants	4,500,000	11.5	18.0	March 17, 2025	Liability	(142)	2,752

Subsequent to June 30, 2023, the Company commenced an offer to purchase its outstanding public and private warrants (See Note 9).

Earn-out shares classified as liability

Earn-out shares issued at June 30, 2023 and December 31, 2022 were 2,973,300 shares, respectively. Such earn-out shares issued to Tiberius and Wasef Jabsheh are accounted for as Derivative financial instruments (a financial liability) because the earn-out triggering events that determine the number of Earn-out shares to be earned include multiple settlements alternatives and events that are not solely indexed to the common stock of the Company.

The Earn-out shares are recognized at fair value determined using a Monte Carlo simulation model that has various significant unobservable inputs. Gains or losses arising from changes in the fair value of such derivatives are recognised in the consolidated statement of income as the Group has not designated derivative financial instruments under hedging arrangements.

This approach considers the share price as at the valuation date, the threshold price for vesting, expected volatility (estimated using historical share price movements of comparable companies), expected dividend yield, the risk-free rate, and the earn out period up to March 17, 2028.

The following table summarizes the assumptions used in estimating the fair value of the Sponsor Earn-out Shares at each of the relevant periods:

	June 30, 2023	December 31, 2022
Stock price (USD)	8.94	8.00
Expected volatility (%)	25.0%	27.5%
Risk free rate (%)	4.14%	3.98%
Expected term (in years)	4.71	5.21
Expected dividends (%)	0.45%	0.50%

The Earn-out shares previously reported in equity under IFRS has been reported as a liability at fair value upon adoption of U.S. GAAP effective January 1, 2023. The table below illustrates the movement on the Earn-out shares during the period under U.S. GAAP:

June 30, 2023
USD ‘000

Fair value of Earn-out shares at December 31, 2022	13,800
Change in fair value	2,840
Fair value of Earn-out shares at June 30, 2023	16,640